Tax (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024
Income taxes paid (refund) [abstract]
Profit before tax	£ 3,504	£ 2,647	£ 3,324
UK corporation tax rate	25.00%			25.00%
UK corporation tax thereon at 25.0% (2024: 25.0%)	£ (876)	(662)	(831)
Impact of surcharge on banking profits	(86)	(74)	(83)
Non-deductible costs: conduct charges	1	(31)	4
Non-deductible costs: bank levy	0	(37)	0
Other non-deductible costs	(127)	(34)	(39)
Non-taxable income	19	51	27
Tax relief on coupons on other equity instruments	61	58	67
Tax-exempt gains on disposals	25	65	33
Tax losses where no deferred tax recognised	(4)	(5)	(2)
Remeasurement of deferred tax due to rate changes	0	(3)	3
Differences in overseas tax rates	7	(9)	0
Policyholder tax	(35)	(29)	(46)
Deferred tax asset in respect of life assurance expenses	(40)	(5)	0
Adjustments in respect of prior years	95	106	(12)
Tax effect of share of results of joint ventures	0	0	(1)
Provision for Pillar 2 current income taxes	0	(5)	0
Tax expense	£ (960)	£ (614)	£ (880)